Long-term debt and finance leases - Lake Charles Project (Details) - Jun. 30, 2019 R in Millions, $ in Millions	USD ($)	ZAR (R)
Long-term debt
Term loan - cash utilised | R		R 137,023
Term loan - remaining | R		22,979
Lake Charles Chemicals Project
Long-term debt
Term loan - total facilities	$ 1,650
Term loan - cash utilised	1,650
Bonds - total facilities	2,250
Bonds - cash utilised	2,250
Available cash, cash flow from operations and general borrowings - total facilities	9,000
Available cash, cash flow from operations and general borrowings - cash utilised	7,533
Available cash, cash flow from operations and general borrowings - remaining	1,467	20,655
Total funding requirement - total facilities	12,900
Total funding requirement - cash utilised	11,433
Total funding requirement - remaining	1,467	R 20,655
Contingency included in total facilities	$ 300